Loans, Financings and Debentures - Summary Consolidated Composition of Loans, Financings and Debentures, by Currency and Indexor, with the Respective Amortization (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,772	R$ 14,398
2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,198
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,927
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,098
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,060
2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	251
2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6,009
2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,791
IPCA.[member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	836
IPCA.[member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	851
IPCA.[member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	850
IPCA.[member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	567
IPCA.[member] | 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
IPCA.[member] | 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
IPCA.[member] | 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
UFIR / RGR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	33
UFIR / RGR [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	13
UFIR / RGR [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12
UFIR / RGR [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3
UFIR / RGR [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3
UFIR / RGR [member] | 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2
CDI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,920
CDI [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,292
CDI [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,009
CDI [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,145
CDI [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,454
CDI [member] | 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20
URTJ / TJLP [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	249
URTJ / TJLP [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	23
URTJ / TJLP [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	68
URTJ / TJLP [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	114
URTJ / TJLP [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	44
IGP-DI [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	6
IGP-DI [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3
IGP-DI [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
IGP-DI [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
IGP-DI [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
Total by indexor [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,999
Total by indexor [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,167
Total by indexor [member] | 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,941
Total by indexor [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,113
Total by indexor [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,069
Total by indexor [member] | 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	251
Total by indexor [member] | 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
Total by indexor [member] | 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	229
Transaction costs [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(75)
Transaction costs [member] | 2019 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(15)
Transaction costs [member] | 2020 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(14)
Transaction costs [member] | 2021 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(15)
Transaction costs [member] | 2022 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(9)
Transaction costs [member] | 2023 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Transaction costs [member] | 2024 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(22)
Transaction costs [member] | 2025 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Interest paid in advance [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(34)
Interest paid in advance [member] | 2024 [member] | Adjustment for Finance Costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(34)
Total by currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,882
Total by currency [member] | 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	46
Total by currency [member] | 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 5,836